UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-490

Oppenheimer Equity Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way,

Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: December 31

Date of reporting period: 9/30/2014

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS September 30, 2014 Unaudited

	Shares	Value
Common Stocks—99.0%
Consumer Discretionary—14.3%
Auto Components—1.0%
Johnson Controls, Inc.	231,923	$10,204,612
Magna International, Inc.	67,070	6,365,614
		16,570,226

Automobiles—0.5%
Daimler AG, Sponsored ADR	73,040	5,572,222
Ford Motor Co.	186,790	2,762,624
		8,334,846

Diversified Consumer Services—0.3%
Apollo Education Group, Inc.[1]	169,415	4,260,787

Hotels, Restaurants & Leisure—2.0%
Chipotle Mexican Grill, Inc., Cl. A1	16,130	10,752,097
MGM Resorts International[1]	255,680	5,824,390
Royal Caribbean Cruises Ltd.	136,599	9,191,747
Wynn Resorts Ltd.	34,610	6,474,839
		32,243,073

Household Durables—0.7%
Harman International Industries, Inc.	77,750	7,622,610
Newell Rubbermaid, Inc.	136,435	4,694,728
		12,317,338

Internet & Catalog Retail—1.1%
Amazon.com, Inc.[1]	13,673	4,408,722
Priceline.com, Inc. (The)[1]	1,840	2,131,787
TripAdvisor, Inc.[1]	124,340	11,367,163
		17,907,672

Media—4.6%
Cinemark Holdings, Inc.	125,861	4,284,309
Comcast Corp., Cl. A	132,350	7,117,783
DISH Network Corp., Cl. A1	70,000	4,520,600
Time Warner, Inc.	202,995	15,267,254

	Shares	Value
Media (Continued)
Twenty-First Century Fox, Inc., Cl. B	609,220	$20,293,118
Walt Disney Co. (The)	256,810	22,863,794
		74,346,858

Multiline Retail—1.0%
Kohl’s Corp.	45,990	2,806,770
Macy’s, Inc.	228,610	13,300,530
		16,107,300

Specialty Retail—1.7%
Gap, Inc. (The)	129,180	5,385,514
Ross Stores, Inc.	29,280	2,212,982
Tiffany & Co.	115,390	11,113,211
TJX Cos., Inc. (The)	150,570	8,909,227
		27,620,934

Textiles, Apparel & Luxury Goods—1.4%
NIKE, Inc., Cl. B	74,620	6,656,104
VF Corp.	240,170	15,858,425
		22,514,529

Consumer Staples—6.6%
Beverages—1.5%
Brown-Forman Corp., Cl. B	90,330	8,149,573
PepsiCo, Inc.	94,137	8,763,213
SABMiller plc	136,410	7,580,071
		24,492,857

Food & Staples Retailing—2.5%
Costco Wholesale Corp.	155,320	19,464,702
CVS Health Corp.	187,600	14,931,084
Walgreen Co.	94,480	5,599,830
		39,995,616

Food Products—1.2%
ConAgra Foods, Inc.	96,520	3,189,021
Hershey Co. (The)	95,690	9,131,697
Kraft Foods Group, Inc.	136,470	7,696,908
		20,017,626

Household Products—0.6%
Reckitt Benckiser Group plc, Sponsored ADR	523,900	9,110,621

1	OPPENHEIMER EQUITY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Tobacco—0.8%
Lorillard, Inc.	224,640	$13,458,182

Energy—7.7%
Energy Equipment & Services—2.1%
Cameron International Corp.[1]	118,638	7,875,190
Halliburton Co.	84,850	5,473,674
National Oilwell Varco, Inc.	103,690	7,890,809
Schlumberger Ltd.	98,850	10,052,057
Transocean Ltd.	91,600	2,928,452
		34,220,182

Oil, Gas & Consumable Fuels—5.6%
Anadarko Petroleum Corp.	114,770	11,642,269
Antero Resources Corp.[1]	39,890	2,189,562
BP plc, Sponsored ADR	205,069	9,012,783
Cimarex Energy Co.	16,460	2,082,684
Enbridge, Inc.	225,297	10,787,220
EOG Resources, Inc.	73,620	7,289,852
Occidental Petroleum Corp.	125,407	12,057,883
Phillips 66	83,221	6,766,700
Pioneer Natural Resources Co.	26,230	5,166,523
Suncor Energy, Inc.	635,990	22,991,038
		89,986,514

Financials—15.2%
Capital Markets—5.2%
Ameriprise Financial, Inc.	53,940	6,655,117
Charles Schwab Corp. (The)	741,116	21,781,399
Goldman Sachs Group, Inc. (The)	89,597	16,447,321
Invesco Ltd.	396,200	15,641,976
Morgan Stanley	527,410	18,232,564
Northern Trust Corp.	72,770	4,950,543
		83,708,920

Commercial Banks—3.5%
Bank of America Corp.	307,280	5,239,124
Citigroup, Inc.	519,710	26,931,372

	Shares	Value
Commercial Banks (Continued)
KeyCorp	600,240	$8,001,199
U.S. Bancorp	236,850	9,907,436
Zions Bancorp.	216,631	6,295,297
		56,374,428

Consumer Finance—1.7%
Capital One Financial Corp.	184,493	15,058,319
Discover Financial Services	135,740	8,740,299
Navient Corp.	229,585	4,065,950
		27,864,568

Diversified Financial Services—0.2%
CME Group, Inc.	45,650	3,649,946
Insurance—4.1%
Aflac, Inc.	81,040	4,720,580
Allstate Corp. (The)	174,430	10,704,769
American International Group, Inc.	252,520	13,641,130
Aon plc	252,740	22,157,716
MetLife, Inc.	234,390	12,591,431
Sun Life Financial, Inc.	91,260	3,310,000
		67,125,626

Real Estate Investment Trusts (REITs)—0.5%
Public Storage	44,559	7,389,664

Health Care—18.2%
Biotechnology—6.8%
Amgen, Inc.	47,350	6,650,781
Biogen Idec, Inc.[1]	110,140	36,435,413
Celgene Corp.[1]	237,946	22,552,522
Gilead Sciences, Inc.[1]	402,410	42,836,545
Vertex Pharmaceuticals, Inc.[1]	21,135	2,373,672
		110,848,933

Health Care Equipment & Supplies—0.4%
Baxter International, Inc.	102,360	7,346,377

Health Care Providers & Services—2.1%
Cardinal Health, Inc.	232,170	17,394,177
HCA Holdings, Inc.[1]	62,262	4,390,716

2	OPPENHEIMER EQUITY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Health Care Providers & Services (Continued)
UnitedHealth Group, Inc.	137,257	$11,838,416
		33,623,309

Life Sciences Tools & Services—1.4%
Thermo Fisher Scientific, Inc.	182,390	22,196,863

Pharmaceuticals—7.5%
Actavis plc[1]	82,660	19,944,205
Allergan, Inc.	36,380	6,482,552
Bristol-Myers Squibb Co.	252,000	12,897,360
Merck & Co., Inc.	266,800	15,815,904
Novo Nordisk AS, Sponsored ADR	52,850	2,516,717
Perrigo Co. plc	66,680	10,014,669
Roche Holding AG2	14,797	4,381,422
Roche Holding AG, Sponsored ADR[2]	363,140	13,432,549
Sanofi, ADR	308,090	17,385,519
Teva Pharmaceutical Industries Ltd., Sponsored ADR	132,053	7,097,849
Valeant Pharmaceuticals International, Inc.[1]	92,736	12,166,963
		122,135,709

Industrials—8.7%
Aerospace & Defense—0.4%
B/E Aerospace, Inc.[1]	88,320	7,413,581

Airlines—1.0%
Delta Air Lines, Inc.	434,280	15,699,222

Building Products—0.3%
Allegion plc	87,583	4,172,454

Commercial Services & Supplies—1.1%
Tyco International Ltd.	212,670	9,478,702
Waste Management, Inc.	182,060	8,653,312
		18,132,014

Electrical Equipment—1.2%
Eaton Corp. plc	232,599	14,739,799

	Shares	Value
Electrical Equipment (Continued)
Schneider Electric SE, Unsponsored ADR	278,790	$4,250,153
		18,989,952

Industrial Conglomerates—0.8%
Danaher Corp.	119,504	9,079,914
Siemens AG, Sponsored ADR	32,680	3,891,207
		12,971,121

Machinery—2.9%
Caterpillar, Inc.	159,620	15,807,168
Pall Corp.	89,990	7,532,163
Parker Hannifin Corp.	171,984	19,631,974
Pentair plc	39,600	2,593,404
Timken Co.	55,230	2,341,200
		47,905,909

Road & Rail—0.8%
Canadian Pacific Railway Ltd.	24,100	5,000,027
CSX Corp.	239,520	7,679,011
		12,679,038

Trading Companies & Distributors—0.2%
United Rentals, Inc.[1]	26,980	2,997,478

Information Technology—22.9%
Communications Equipment—0.8%
Cisco Systems, Inc.	519,040	13,064,237

Electronic Equipment, Instruments, & Components—0.6%
TE Connectivity Ltd.	185,440	10,252,978

Internet Software & Services—4.8%
Alibaba Group Holding Ltd., Sponsored ADR[1]	42,400	3,767,240
Facebook, Inc., Cl. A1	445,120	35,182,285
Google, Inc., Cl. A1	24,140	14,204,218
Google, Inc., Cl. C1	12,640	7,297,830
LinkedIn Corp., Cl. A1	85,490	17,763,967
		78,215,540

3	OPPENHEIMER EQUITY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
IT Services—2.4%
Alliance Data Systems Corp.[1]	18,010	$4,471,343
MasterCard, Inc., Cl. A	274,060	20,258,515
Visa, Inc., Cl. A	67,410	14,383,272
		39,113,130

Semiconductors & Semiconductor Equipment—2.3%
Avago Technologies Ltd.	48,970	4,260,390
Broadcom Corp., Cl. A	366,680	14,821,206
Intel Corp.	366,360	12,756,655
Microchip Technology, Inc.	21,140	998,442
Micron Technology, Inc.[1]	124,579	4,268,076
		37,104,769

Software—4.8%
Autodesk, Inc.[1]	286,960	15,811,496
CA, Inc.	142,355	3,977,399
Citrix Systems, Inc.[1]	105,460	7,523,516
Microsoft Corp.	237,810	11,024,872
Oracle Corp.	626,637	23,987,664
ServiceNow, Inc.[1]	51,040	3,000,131
Splunk, Inc.[1]	70,270	3,890,147
Synopsys, Inc.[1]	96,546	3,832,394
Workday, Inc., Cl. A1	64,390	5,312,175
		78,359,794

Technology Hardware, Storage & Peripherals—7.2%
Apple, Inc.	683,020	68,814,265
EMC Corp.	902,080	26,394,861
SanDisk Corp.	86,540	8,476,593
Western Digital Corp.	126,030	12,265,239
		115,950,958

Materials—3.4%
Chemicals—2.9%
Dow Chemical Co. (The)	216,490	11,352,736
LyondellBasell Industries NV, Cl. A	79,053	8,589,899
Methanex Corp.	91,610	6,119,548

	Shares	Value
Chemicals (Continued)
Potash Corp. of Saskatchewan, Inc.	176,455	$ 6,098,285
PPG Industries, Inc.	74,480	14,653,195
		46,813,663

Metals & Mining—0.1%
TimkenSteel Corp.	22,050	1,025,104

Paper & Forest Products—0.4%
Louisiana-Pacific Corp.[1]	509,670	6,926,415

Telecommunication Services—1.0%
Diversified Telecommunication Services—1.0%
Verizon Communications, Inc.	338,345	16,913,866

Utilities—1.0%
Electric Utilities—1.0%
Edison International	218,318	12,208,343
Entergy Corp.	61,310	4,741,102
		16,949,445
Total Common Stocks (Cost $1,230,377,614)		1,607,420,172

Investment Company—1.0%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.10%[2,3] (Cost $15,606,682)	15,606,682	15,606,682
Total Investments, at Value (Cost $1,245,984,296)	100.0%	1,623,026,854
Net Other Assets (Liabilities)	0.0	100,344

Net Assets	100.0%	$ 1,623,127,198

4	OPPENHEIMER EQUITY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments

1. Non-income producing security.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the period ended September 30, 2014, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares			Shares
	December 31,	Gross	Gross	September 30,
	2013	Additions	Reductions	2014
Oppenheimer Institutional Money Market Fund, Cl. E	13,739,644	159,082,562	157,215,524	15,606,682

	Value	Income
Oppenheimer Institutional Money Market Fund, Cl. E	$15,606,682	$9,978

3. Rate shown is the 7-day yield as of September 30, 2014.

5	OPPENHEIMER EQUITY FUND

NOTES TO STATEMENT OF INVESTMENTS September 30, 2014 Unaudited

Oppenheimer Equity Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI”). The Manager has entered into a sub-advisory agreement with OFI.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity or for defensive purposes. IMMF is a registered open-end management investment company, regulated as a money market fund under the 1940 Act. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for

6	OPPENHEIMER EQUITY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

7	OPPENHEIMER EQUITY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These

8	OPPENHEIMER EQUITY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of September 30, 2014 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$232,223,563	$—	$—	$232,223,563
Consumer Staples	99,494,831	7,580,071	—	107,074,902
Energy	124,206,696	—	—	124,206,696
Financials	246,113,152	—	—	246,113,152
Health Care	291,769,769	4,381,422	—	296,151,191
Industrials	140,960,769	—	—	140,960,769
Information Technology	372,061,406	—	—	372,061,406
Materials	54,765,182	—	—	54,765,182
Telecommunication Services	16,913,866	—	—	16,913,866
Utilities	16,949,445	—	—	16,949,445
Investment Company	15,606,682	—	—	15,606,682

Total Assets	$1,611,065,361	$11,961,493	$—	$1,623,026,854

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2014 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

9	OPPENHEIMER EQUITY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Federal Taxes (Continued)

Federal tax cost of securities	$1,252,088,491

Gross unrealized appreciation	$380,686,575
Gross unrealized depreciation	(9,748,212)

Net unrealized appreciation	$370,938,363

10	OPPENHEIMER EQUITY FUND

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 9/30/2014, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Equity Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer

Date:	11/10/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer

Date:	11/10/2014

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	11/10/2014